REGULATORY CAPITAL (Details Narrative) - Old Glory Holding Co [Member]	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Actual and required capital amounts and ratios	The May, 2024 Consent Order requires a Tier 1 leverage ratio of 14%. This would result in required Tier 1 capital of $37.4 million and $33.7 million at March 31, 2026 and December 31, 2025, respectively.
Parent Company [Member]
Capital Conservation buffer	2.50%	2.50%